Trade and Other Payables - Disclosure of Detailed Information About Trade and Other Current Payables (Details) - NZD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 7,842	$ 10,407
Accruals	5,007	8,593
Employee benefits liabilities	4,326	3,430
Trade and other current payables	$ 17,175	$ 22,430